Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105

August 6, 2012

Via EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re:       Wells Fargo Funds Trust (the “Trust”)
Post-Effective Amendment No. 250 to Registration Statement
No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of the Funds’ (listed in Exhibit A) prospectuses and Statement of Additional Information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses and Statement of Additional Information contained in the Trust's recent post-effective amendment (Post-Effective Amendment No. 250 to Registration Statement No. 333-74295/811-09253) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on July 27, 2012 (accession no.: 0000907244-12-000326).

This 497(j) filing replaces a filing completed on August 2, 2012 with accession number 0000907244-12-000336, which was filed with an incorrect exhibit of Funds. No additional changes were made to this letter.

If you have any questions or would like further information, please call Kate Mohrfeld at (617) 210-3681.

 Very truly yours,

 /s/ Brian J. Montana

Brian J. Montana

Senior Counsel

EXHIBIT A

Funds Trust

Wells Fargo Advantage Specialized Technology Fund
Wells Fargo Advantage Precious Metals Fund
Wells Fargo Advantage Utilities and Telecommunications Fund